Financial Instruments - Cash Flow Hedges - Additional Information (Detail) € in Millions, £ in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	May 31, 2015 EUR (€)	Jun. 30, 2013 CHF (SFr)
Disclosure Of Financial Instruments [Abstract]
Bonds issued			€ 600	SFr 275
Deferred tax credit in respect of hedge reserve gains (losses)	£ 0	£ 8
Cash flow hedge gain (loss) recognised in revenue	35	20
Cash flow hedge gain (loss) recognised in finance costs	0	3
Tax credits in relation to cash flow hedges	£ 6	£ 3